Consolidated statement of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statement of cash flows
Loss for the year before tax	$ (104,184,043)	$ (133,807,595)	$ (24,048,609)
Loss before tax from discontinued operations	(22,620,656)	(12,399,838)	(8,832,297)
Loss for the year before tax	(126,804,699)	(146,207,433)	(32,880,906)
Adjustments to reconcile profit before tax to net cash flows:
Depreciation of property and equipment	604,304	182,402	123,603
Depreciation of right-of-use assets	1,216,495	541,218	363,809
Amortization of intangible assets	2,455,243	15,963
Provision for expected credit losses	1,184,542	1,327,104	728,856
Gain on recognition of sublease receivable	(87,026)
Sublease income	(8,340)
Provision for employees' end of service benefits, net of reversals	(171,447)	704,614	164,511
Finance cost	3,777,291	1,494,693
Listing costs	139,609,424
Change in fair value of deferred purchase price	(31,844,346)
Change in fair value of financial liabilities	(109,720,648)	44,330,400
Impairment of assets	46,381,441
Impairment of financial assets	10,000,880
Employee share-based payments (reversals)/charges	(36,155,857)	33,611,231	2,828,995
Cash flows used in operations before changes in working capital	(99,562,743)	(63,999,808)	(28,671,132)
Changes in working capital:
Trade and other receivables	(11,911,125)	(4,825,451)	(1,791,335)
Prepaid expenses and other current assets	(2,584,987)	(868,620)	(60,758)
Accounts payable, accruals and other payables	(3,559,461)	8,164,376	(257,751)
Current tax liabilities	793,105	(635,821)	271,219
Due from related parties		36,091	(36,091)
Cash flows from (used in) operations	(116,825,211)	(62,129,233)	(30,545,848)
Payment of employees' end of service benefits	(635,314)	(5,507)
Net cash flows used in operating activities	(117,460,525)	(62,134,740)	(30,545,848)
Cash flows from an investing activity
Purchase of property and equipment	(817,586)	(319,471)	(212,985)
Purchase of financial assets	(5,000,010)	(10,000,880)
Payment for acquisition of subsidiary, net of cash acquired	(743,292)	(823,446)
Sublease rentals received	138,410
Payment of software development costs	1,666,934	2,222
Net cash flows used in investing activities	(8,089,412)	(11,146,019)	(212,985)
Cash flows from financing activities
Proceeds from issuance of share capital	60,787,038		26,377,572
Proceeds from issuance of convertible notes	26,336,000	73,206,415
Proceed from PIPE subscription	39,664,000
Payments of external loan	(134,830)
Repayment of loan from related party	(195,270)
Finance cost paid	543,432	2,653
Finance lease liabilities paid, net of accretion	(1,063,074)	(482,389)	(335,694)
Net cash flows from financing activities	124,850,432	72,721,373	26,041,878
Net decrease in cash and cash equivalents	(699,505)	(559,386)	(4,716,955)
Cash and cash equivalents at the beginning of the year	9,529,723	10,348,732	15,332,928
Effects of exchange rate changes on cash and cash equivalents	(6,133,942)	(259,623)	(267,241)
Cash and cash equivalents at the end of the year	2,696,276	$ 9,529,723	$ 10,348,732
Non-cash financing and investing activities:
Issuance of shares during the year	3,432,493
Fair value of shares earnouts	(75,550,455)
Acquisitions of non-controlling interests	(3,036,641)
Costs attributable to the issuance of shares	8,467,766
Conversion of convertible notes	145,952,505
Property and equipment additions through acquisition of business	(586,452)
Intangible assets additions through acquisition of business	$ (20,580,000)